Transactions with Related Parties (Details2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions with related parties [Abstract]
Merco Parana acquisition price	$ 2,493
Merco Parana amount paid		1,980
Merco Parana remaining balance		513
Holdux Acquisition price	13,443
Holdux amount paid		630
Holdux remaing balance		12,813
Annual lease payments		850	1,945	2,118
Lodging annual expense payments		56	58	35
Lodging amounts payable		30	22
General and administrative fees		600	375	0
Voyage expenses annual payments		1,190	653	77
Key employees compensation		$ 900	$ 900	$ 900